Operating expenses - Cost of VAS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Cost of mobile value added services	$ (829)	$ (1,446)	$ (1,218)
Cost of fixed value added services	(45)	(53)	(38)
Total Cost of VAS	$ (874)	$ (1,499)	$ (1,256)